Stock-Based Compensation (Schedule Of Outstanding Stock Options Exercisable) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding stock options, Exercise Price	$ 10.01
Outstanding stock options, Number Outstanding	4,877
Outstanding stock options, Weighted Average Remaining Contractual Terms (Years)	2.1
Exercise Price $ 4.75 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding stock options, Exercise Price	$ 4.75
Outstanding stock options, Number Outstanding	500
Outstanding stock options, Weighted Average Remaining Contractual Terms (Years)	6.7
Exercise Price $ 9.22 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding stock options, Exercise Price	$ 9.22
Outstanding stock options, Number Outstanding	1,177
Outstanding stock options, Weighted Average Remaining Contractual Terms (Years)	1.4
Exercise Price $ 9.91 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding stock options, Exercise Price	$ 9.91
Outstanding stock options, Number Outstanding	948
Outstanding stock options, Weighted Average Remaining Contractual Terms (Years)	0.4
Exercise Price $ 11.31 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding stock options, Exercise Price	$ 11.31
Outstanding stock options, Number Outstanding	2,377
Outstanding stock options, Weighted Average Remaining Contractual Terms (Years)	2.4